Hotel Dispositions, Land Sale, Impairment Charges and Insurance Recoveries (Impairment Charges and Insurance Recoveries Narrative) (Details)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) hotel	Sep. 30, 2017 hotel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties	$ 27,600,000			$ 55,218,000
Impairment charges	$ 27,605,000		$ 6,533,000	$ 55,218,000	$ 6,533,000	$ 33,628,000	$ 23,391,000	$ 10,153,000
Impairment adjustments								2,000,000.0
Number of hotel properties | hotel									24
Recoveries								2,800,000
Allocated proceeds received from business insurance						0	401,000	612,000
Business interruption deductible						360,000	360,000	360,000
Proceeds of property damage						$ 43,000	836,000
Wisconsin Dells, WI Hilton Garden Inn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties			1,400,000				5,100,000
Savannah, GA Courtyard by Marriott
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties			$ 5,100,000
Stillwater Residence Inn
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		$ 7,600,000
Washington Hampton Inn Pittsburgh Meadow Lands
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties		$ 10,200,000
SpringHill Suites Centreville
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties							9,300,000.0	4,700,000
Impairment adjustments							275,000
San Antonio, TX Marriott
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties							9,900,000
Annapolis, MD Crowne Plaza
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties							6,700,000
Centerville VA Spring Hill Suites By Marriott
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties							$ 2,000,000.0
SpringHill Suites Centreville and SpringHill Suites Glen Allen
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties								$ 8,200,000
Number of hotel properties | hotel								2
SpringHill Suites Glen Allen
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge for investments in hotel properties								$ 3,500,000